Trade Receivables, Other Receivables and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Trade And Other Receivables Text Block Abstract
Schedule of trade receivables
	Consolidated
	December 31, 2022 A$	December 31, 2021 A$
Trade receivables	951,890	480,095
Less: Allowances for doubtful debts	(100,572)	(14,456)
	851,318	465,639

	Consolidated
	December 31, 2022 A$	December 31, 2021 A$
Other receivables	2,990,582	20,482

	Consolidated
	December 31, 2022 A$	December 31, 2021 A$
Prepayments	59,751	-
Trade deposits	503,689	432,236
Other deposits	1,921,773	1,574,128
VAT receivable	273	272
	2,485,486	2,006,636

Schedule of analysis of trade receivables
	Consolidated
	December 31, 2022 A$	December 31, 2021 A$
Current (not past due)	141,117	-
Overdue: less than 1 month	341,479	190,969
Overdue: 1 month - 3 months	-	-
Overdue: 3 months	469,294	289,126
	951,890	480,095